Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2021
Real estate properties held for lease, net
Real estate properties held for lease, net

6.         Real estate properties held for lease, net

The Group leases its owned buildings to various third parties including elementary schools, basement parking, kindergartens, parking facilities, clubhouses as well as a shopping mall. These leases are non-cancelable operating leases with remaining lease periods that vary from 25 days to 20 years. The leases may include minimum base rents with escalated contingent rent clauses.

	December 31,	December 31,
	2020	2021
	US$	US$
Elementary schools	3,268,838	3,345,332
Basement parking	9,081,394	9,122,951
Kindergartens	11,098,383	9,326,258
Parking facilities	99,897,514	95,414,729
Clubhouses	8,217,800	8,410,108
Shopping mall	277,532,448	282,353,261
Residential properties	121,855,248	88,786,540
Total costs	530,951,625	496,759,179
Accumulated depreciation	(47,843,418)	(56,458,807)
Real estate properties held for lease, net	483,108,207	440,300,371

The Group has shopping mall equipment with gross amounts of US$7,643,588 and US$7,822,133 acquired under finance lease as of December 31, 2020 and 2021, respectively.

Depreciation expense for real estate properties held for lease for the year ended December 31, 2021 amounted to US$8,237,055 (2020: US$8,625,765).

As of December 31, 2021, US$174,811,201 of real estate properties held for lease was pledged as collateral for certain bank loans and other debts (2020: US$180,481,463).

As of December 31, 2021, minimum future rental income on non-cancellable leases (none of which contains any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2022	17,768,382
2023	17,954,627
2024	18,299,684
2025	18,623,886
2026 and thereafter	109,175,551
Total	181,822,130